SUPPLEMENT DATED NOVEMBER 29, 1996
                                    TO
                       PROSPECTUS DATED MAY 1, 1996
                                    FOR
                          SBM CERTIFICATE COMPANY
                          SERIES 503 CERTIFICATES


                  THIS SUPPLEMENT MODIFIES THE PROSPECTUS
            AND SHOULD BE READ AND RETAINED WITH THE PROSPECTUS


_________________________________________________________________________


SBM FINANCIAL SERVICES, INC., a wholly-owned subsidiary of ARM Financial Group, Inc. and the principal underwriter of the 503 Certificates, changed its name to ARM SECURITIES CORPORATION effective November 29, 1996. All references to SBM Financial Services, Inc. and SBM Financial Services on page 3 and 4 of the Prospectus are hereby changed to "ARM Securities Corporation" and "ARM Securities", respectively.